Shareholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2023 CAD ($) Share shares	Dec. 31, 2022 USD ($) Share shares	Dec. 31, 2022 CAD ($) Share $ / shares shares	Dec. 31, 2021 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for exercise of stock options (in shares) | shares	1,314,000	1,314,000	1,110,000	1,110,000
Shares issued for exercise of options	$ 1,283		$ 1,037
RSUs issued (in shares) | shares	255,850	255,850	171,063	171,063
RSUs issued	$ (198)		$ 0
Shares issued for royalty and property acquisitions (in shares) | shares			211,795	211,795
Shares issued for royalty and property acquisitions			$ 477
Private placement units issued (in shares) | shares			3,812,121	3,812,121
Gross proceeds of private placement units issued			$ 10,000
Common shares per private placement unit (in shares) | shares			1	1
Warrants per private placement unit (in shares) | shares			1	1
Shares available for purchase per warrant (in shares) | shares			1	1
Term of warrants (in years)			5 years	5 years
Exercise price of warrants issued (in dollars per share) | $ / shares				$ 4.45
Shares issued for private placement			$ 1,330
Share issue costs			$ 39
Maximum number of shares reserved for issuance under the stock option plan, percentage	0.10	0.10
Weighted average remaining contractual life of outstanding share options (in years)	2 years 6 months 14 days	2 years 6 months 14 days	2 years 7 months 20 days	2 years 7 months 20 days
Weighted average fair value of stock options granted (in dollars per share)		$ 1.15		$ 1.16
Number of other equity instruments vested in share-based payment arrangement, settled in cash, percentage	0.70	0.70
Capital stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for exercise of options	$ 2,037		$ 1,639
RSUs issued	$ 1,001		402
Shares issued for royalty and property acquisitions			$ 477
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (in shares) | Share	3,200,000	3,200,000
Number of other equity instruments outstanding in share-based payment arrangement | Share	1,512,000	1,512,000	1,420,000	1,420,000	1,219,500
Restricted share units vested (in shares) | Share	365,500	365,500	241,750	241,750
Restricted Share Units | December 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | Share	0	0	430,000	430,000
Restricted share units vested (in shares) | Share	365,500	365,500
Number of other equity instruments vested in share-based payment arrangement, settled in cash | shares	255,850	255,850
Oijarvi Acquisition Agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for royalty and property acquisitions (in shares) | shares			211,795,000	211,795,000
Shares issued for royalty and property acquisitions			$ 477